FINANCE COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities	$ 1,246,141	$ 416,872	$ 3,598,376	$ 1,155,720
Accretion expense	3,064,258	2,275,078	9,138,265	2,275,078
Financing cost	267,230	2,599,729	1,412,749	3,362,855
Other	(81,765)	(235,136)	(724,422)	(569,701)
Finance costs	13,024,254	7,728,320	35,934,083	11,149,758
Borrowing costs capitalised	330,460	1,616,097	$ 1,078,379	$ 4,763,783
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)			8.27%	6.87%
Interest On Long-Term Debt and Other Debts
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	263,048	805,410	$ 852,737	$ 2,564,892
Interest On Lease Liability
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised	$ 67,412	$ 810,687	225,642	2,198,891
Minimum
Disclosure of detailed information about borrowings [line items]
Capitalisation rate of borrowing costs eligible for capitalisation (as a percent)	14.35%	7.24%
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Interest on long-term debt and other debts	$ 8,528,390	$ 2,671,777	$ 22,509,115	$ 4,925,806